Note 13 - Other Income (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Interest and Other Income [Table Text Block]
	Years Ended December 31
	2021	2020
	A$	A$
Insurance recovery	2,262	674,083
Federal and state government subsidies	153,001	1,265,149
Rental income	163,397	180,631
Other income	112,052	2,988
	430,712	2,122,851